Investment Strategy - INVESCO V.I. GROWTH AND INCOME FUND - INVESCO V.I. GROWTH AND INCOME FUND	Sep. 17, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]
2. The following information is added under the heading “Fund Summary - Principal Investment Strategies of the Fund” in the Summary Prospectus and under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of value companies, and in derivatives and other instruments that have economic characteristics similar to such securities. Value companies are those that Invesco believes are undervalued. For purposes of the Fund’s 80% investment policy, the Fund considers a value company to be one that is included in at least one of the Russell 3000® Value Index, S&P 1500® Value Index, or Bloomberg 3000® Value Index; or is classified as “value” by a third party financial data provider; or has a 1-year price-to-book (P/B) ratio or 1-year price-to-sales (P/S) ratio that is below the equity market median, as represented by the MSCI World Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Value companies are those that Invesco believes are undervalued.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, the Fund considers a value company to be one that is included in at least one of the Russell 3000® Value Index, S&P 1500® Value Index, or Bloomberg 3000® Value Index; or is classified as “value” by a third party financial data provider; or has a 1-year price-to-book (P/B) ratio or 1-year price-to-sales (P/S) ratio that is below the equity market median, as represented by the MSCI World Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of value companies, and in derivatives and other instruments that have economic characteristics similar to such securities.